Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Credit losses Splitted by Class of Financial instrument (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 535,051,466	$ 173,958,783
Loans and other financing [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	507,532,406	162,271,441
Loans commitment [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	25,172,929	10,401,480
Other financial assets [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,374,705	368,228
Other debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	971,415	800,929
Other debt securities at fair value through OCI [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 11	110,160
Financial assets delivered as a guarantee [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		$ 6,545